Personnel - Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff costs
Wages and salaries	£ 2,679	£ 2,630	£ 2,636
Social security costs	288	280	274
Pensions	145	144	142
Share based remuneration	63	66	56
Total staff costs	£ 3,175	£ 3,120	£ 3,108